Related party transactions - Summary of Remuneration of Directors (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries	$ 3.5	$ 1.5	$ 0.2
Share-based compensation	13.5	1.9	0.1
Fees and benefits	2.9	1.5	0.4
Post employment benefits	0.1	0.0	0.0
Total remuneration of key management personnel	$ 20.0	$ 4.9	$ 0.7